Insurance Contracts - Analysis of Insurance Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amounts relating to changes in liabilities for remaining coverage:
Amortization of insurance acquisition cash flows	$ (202)	$ (56)
Total insurance revenue for contracts not measured using the PAA	21,356	18,902
non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	4,739	4,733
Release of risk adjustment	545	493
CSM recognized for services provided	923	871
Income taxes specifically chargeable to the policyholder	5	(71)
Premium experience adjustments	0	0
Amortization of insurance acquisition cash flows	202	57
Total insurance revenue for contracts not measured using the PAA	6,414	6,083
PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	14,942	12,819
Reportable segments | Canada
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	8,165	8,111
Reportable segments | Canada | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	2,924	2,785
Release of risk adjustment	344	339
CSM recognized for services provided	432	398
Income taxes specifically chargeable to the policyholder	5	(70)
Premium experience adjustments	0	0
Amortization of insurance acquisition cash flows	90	22
Total insurance revenue for contracts not measured using the PAA	3,795	3,474
Reportable segments | Canada | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	4,370	4,637
Reportable segments | U.S.
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	11,721	9,004
Reportable segments | U.S. | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	1,092	803
Release of risk adjustment	32	27
CSM recognized for services provided	116	111
Income taxes specifically chargeable to the policyholder	0	0
Premium experience adjustments	0	0
Amortization of insurance acquisition cash flows	0	0
Total insurance revenue for contracts not measured using the PAA	1,240	941
Reportable segments | U.S. | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	10,481	8,063
Reportable segments | Asia
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	1,385	1,323
Reportable segments | Asia | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	655	746
Release of risk adjustment	162	97
CSM recognized for services provided	365	326
Income taxes specifically chargeable to the policyholder	0	0
Premium experience adjustments	0	0
Amortization of insurance acquisition cash flows	112	35
Total insurance revenue for contracts not measured using the PAA	1,294	1,204
Reportable segments | Asia | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	91	119
Reportable segments | Corporate
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	85	464
Reportable segments | Corporate | non-PAA
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses	68	399
Release of risk adjustment	7	30
CSM recognized for services provided	10	36
Income taxes specifically chargeable to the policyholder	0	(1)
Premium experience adjustments	0	0
Amortization of insurance acquisition cash flows	0	0
Total insurance revenue for contracts not measured using the PAA	85	464
Reportable segments | Corporate | PAA
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	0	0
Consolidation adjustments
Amounts relating to changes in liabilities for remaining coverage:
Total insurance revenue for contracts not measured using the PAA	$ 0	$ 0